Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

19. Commitments

The Group entered into a share purchase agreement to acquire 100% equity interest of Gap (Shanghai) Commercial Co., Ltd. and Gap Taiwan Limited with maximum consideration of US$50,000,000 in November 2022. See details in Note 23 subsequent event. And the Group has leases commitment, please refer to Note 14.